INVESTMENT COMPANY ADMINISTRATION CORPORATION
                        2025 E. FINANCIAL WAY, SUITE 101
                               GLENDORA, CA 91741
                                 (818) 852-1033


May 6, 1997

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Re:      Kayne Anderson Mutual Funds
         File No. 333-08045, 811-07705
         CIK No. 0001018593


Ladies and Gentlemen:

We are filing electronically, on behalf of Kayne Anderson Mutual Funds (the "Funds"), this certification pursuant to Rule 497(j). On April 30, 1997 the above referenced registrant filed a Post Effective Amendment Number 2 on Form N1-A, the final Prospectus and Statement of Additional Information do not differ from that contained in the N1-A filing. The N1-A filing received accession number 0000950147-97-000266.

Please give me a call if you have any questions at (818) 852-1033.

Very Truly Yours,

/s/ Rita Dam
Rita Dam
Assistant Treasurer
Kayne Anderson Mutual Funds